Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Parenthetical) (Detail) - CAD ($) $ in Millions			12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares			$ 975
Non cumulative Series 51 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares	$ 250
Non cumulative Series 49 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 325
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares	$ 400